SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

14.  SEGMENT INFORMATION

The Group is organized into three main operating segments:

-Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies integrated with crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers products that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated product packs, royalties and licenses charged to third parties, among others.

-	Crop protection

The crop protection segment mainly includes the development, production and marketing of high-tech adjuvants and a full range of pest control molecules and biocontrol products. Adjuvants are used in mixtures to facilitate the application and effectiveness of active ingredients, such as insecticides, leading to better performance, reduced usage rates and lower residue levels. Insecticides and fungicides are applied to control pests and significantly reduce disease during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides and baits, among others.

-	Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	45,862,562	173,095,092	107,502,350	326,460,004
Royalties	1,995,584	—	—	1,995,584
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,672,192	1,171,749	1,544,089	6,388,030
Changes in the net realizable value of agricultural products after harvest	(214,350)	111,282	60,545	(42,523)
Total	51,315,988	174,378,123	109,106,984	334,801,095

Cost of sales	(21,839,689)	(124,489,307)	(62,035,099)	(208,364,095)
Gross profit per segment	29,476,299	49,888,816	47,071,885	126,437,000
% Gross margin	57%	29%	43%	38%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2021	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	31,398,592	113,508,465	59,767,015	204,674,072
Royalties	2,023,548	—	—	2,023,548
Others
Government grants	2,302	—	—	2,302
Initial recognition and changes in the fair value of biological assets	1,394,127	606,269	825,859	2,826,255
Total	34,818,569	114,114,734	60,592,874	209,526,177

Cost of sales	(12,931,763)	(75,138,491)	(30,571,549)	(118,641,803)
Gross margin per segment	21,886,806	38,976,243	30,021,325	90,884,374
%	63%	34%	50%	43%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2020	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	27,626,542	93,799,477	49,148,890	170,574,909
Royalties	1,775,790	—	—	1,775,790
Others
Government grants	24,732	—	—	24,732
Initial recognition and changes in the fair value of biological assets	41,755	418,712	256,274	716,741
Total	29,468,819	94,218,189	49,405,164	173,092,172

Cost of sales	(11,581,494)	(53,552,327)	(28,441,767)	(93,575,588)
Gross margin per segment	17,887,325	40,665,862	20,963,397	79,516,584
% of Segment Revenue	61%	43%	42%	46%

Revenue by similar group of products or services

The figures presented as of June 30, 2021 and 2020 were adjusted to consider the change in the aggregation criteria made by the Group during the year ended June 30, 2022.

	06/30/2022	06/30/2021	06/30/2020
Seed and integrated products	47,858,146	33,422,140	29,402,332
Seed Treatments Packs	29,056,276	29,072,060	25,528,284
Seed & Royalties Payments	6,384,927	4,350,080	3,874,048
HB4 Program	12,416,943	—	—

Crop protection	173,095,092	113,508,465	93,799,477
Adjuvants	51,211,406	50,443,314	44,556,460
Seed CP Products and Services	26,478,873	22,648,915	7,149,221
Other CP Products and Services	95,404,813	40,416,236	42,093,796

Crop nutrition	107,502,350	59,767,015	49,148,890
Inoculants & Biofertilizers	23,621,552	30,465,272	16,567,886
Micro-beaded Fertilizers	83,880,798	29,301,743	32,581,004

Total revenues	328,455,588	206,697,620	172,350,699

Geographical information

	06/30/2022	06/30/2021	06/30/2020
Argentina	261,624,779	157,352,242	130,918,908
Bolivia	430,233	3,707,107	2,982,953
Brazil	33,049,005	24,591,539	21,188,655
United States of America	5,086,007	2,504,696	1,515,185
Paraguay	6,845,952	5,369,912	4,428,078
South Africa	3,126,245	2,789,322	1,927,333
France	9,794,078	4,269,368	911,140
Uruguay	8,064,197	5,752,913	6,234,956
Rest of the world	435,092	360,521	2,243,491
Total revenues	328,455,588	206,697,620	172,350,699

	06/30/2022	06/30/2021	06/30/2020
Non-current assets
Argentina	124,025,426	107,077,617	93,682,114
Cayman Islands	27,399,033	24,837,572	—
United States	7,407,432	7,799,448	7,168,376
Paraguay	760,894	742,767	714,011
Brazil	2,836,570	3,460,634	685,587
Bolivia	51,097	33,133	15,588
South Africa	6,394	3,892	598
Francia	14,929	26,138	33,556
Colombia	11,304	18,461	22,313
Uruguay	173,800	48,502	53,282
Total non-current assets	162,686,879	144,048,164	102,375,425

Property, plant and equipment	49,908,325	47,954,596	41,515,106
Intangible assets	76,704,869	67,342,362	35,333,464
Goodwill	36,073,685	28,751,206	25,526,855
Total reportable assets	162,686,879	144,048,164	102,375,425
Total non-reportable assets	355,533,482	250,541,793	195,185,944
Total assets	518,220,361	394,589,957	297,561,369